Condensed financial information of the parent company - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statements
General and administrative expenses			¥ (125,528)	$ (17,680)	¥ (112,403)	¥ (118,973)
Loss from operations			(1,065)	(150)	(621,245)	(108,999)
Interest and investment income			117,247	16,514	52,389	30,560
Foreign exchange gains, net			3,255	458	(3,787)	7,935
Net (loss)/income			87,741	12,358	(711,240)	(124,615)
Accretion of convertible redeemable preferred shares			0	0	0	(4,729,719)
Deemed dividend to preferred shareholders	¥ (24,229)	$ (3,512)	0	0	0	(104,036)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			87,741	12,358	(711,240)	(4,958,370)
Foreign currency translation adjustments, net of nil tax			18,896	2,661	112,372	(150,267)
Total comprehensive (loss)/income			106,637	15,019	(598,868)	(274,882)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			106,637	$ 15,019	(598,868)	(5,108,637)
Parent Company [Member]
Statements
General and administrative expenses			(7,762)		(7,859)	(6,163)
Other operating income			5,620		5,379	3,946
Loss from operations			(2,142)		(2,480)	(2,217)
Interest and investment income			10		104	547
Foreign exchange gains, net			(2,921)		0	(25)
Equity in (loss)/income of subsidiaries and the VIEs			86,952		(708,864)	(122,970)
(Loss)/income before income tax expense			87,741		(711,240)	(124,615)
Net (loss)/income			87,741		(711,240)	(124,615)
Accretion of convertible redeemable preferred shares			0		0	(4,729,719)
Deemed dividend to preferred shareholders			0		0	(104,036)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			87,741		(711,240)	(4,958,370)
Foreign currency translation adjustments, net of nil tax			18,896		112,372	(150,267)
Total comprehensive (loss)/income			(106,637)		598,868	274,882
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			¥ 106,637		¥ (598,868)	¥ (5,108,637)